Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
April 30, 2017

Dates Covered
Collections Period	04/01/17 - 04/30/17
Interest Accrual Period	04/17/17 - 05/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/17	582,491,621.82	28,588
Yield Supplement Overcollateralization Amount 03/31/17	22,848,955.25	0
Receivables Balance 03/31/17	605,340,577.07	28,588
Principal Payments	20,002,443.85	470
Defaulted Receivables	1,671,624.32	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/17	21,764,257.34	0
Pool Balance at 04/30/17	561,902,251.56	28,052

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.55%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	9,855,413.46	436
Past Due 61-90 days	2,995,515.61	136
Past Due 91-120 days	382,148.80	21
Past Due 121+ days	0.00	0
Total	13,233,077.87	593

Total 31+ Delinquent as % Ending Pool Balance	2.36%
Total 61+ Delinquent as % Ending Pool Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	932,406.25
Aggregate Net Losses/(Gains) - April 2017	739,218.07
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.47%
Prior Net Losses Ratio	1.52%
Second Prior Net Losses Ratio	1.87%
Third Prior Net Losses Ratio	1.22%
Four Month Average	1.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.07%

Overcollateralization Target Amount	25,285,601.32
Actual Overcollateralization	25,285,601.32
Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.83%
Weighted Average Remaining Term	53.86

Flow of Funds	$ Amount

Collections	22,795,679.49
Investment Earnings on Cash Accounts	12,585.26
Servicing Fee	(504,450.48)
Transfer to Collection Account	0.00
Available Funds	22,303,814.27

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	729,594.45
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,662,848.60
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,911,371.22

Total Distributions of Available Funds	22,303,814.27

Servicing Fee	504,450.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 04/17/17	556,279,498.84
Principal Paid	19,662,848.60
Note Balance @ 05/15/17	536,616,650.24

Class A-1
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-2
Note Balance @ 04/17/17	201,449,498.84
Principal Paid	19,662,848.60
Note Balance @ 05/15/17	181,786,650.24
Note Factor @ 05/15/17	51.6439347%

Class A-3
Note Balance @ 04/17/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	262,000,000.00
Note Factor @ 05/15/17	100.0000000%

Class A-4
Note Balance @ 04/17/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	74,800,000.00
Note Factor @ 05/15/17	100.0000000%

Class B
Note Balance @ 04/17/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	18,030,000.00
Note Factor @ 05/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	729,594.45
Total Principal Paid	19,662,848.60
Total Paid	20,392,443.05

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	221,594.45
Principal Paid	19,662,848.60
Total Paid to A-2 Holders	19,884,443.05

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8495214
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.8949252
Total Distribution Amount	23.7444466

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.6295297
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	55.8603653
Total A-2 Distribution Amount	56.4898950

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 04/17/17	2,196,494.13
Investment Earnings	1,162.02
Investment Earnings Paid	(1,162.02)
Deposit/(Withdrawal)	-
Balance as of 05/15/17	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13